UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio Fund

October 31, 2012

LIVESTRONG 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.6%

DOMESTIC EQUITY FUNDS — 40.9%
NT Core Equity Plus Fund Institutional Class	2,489,625	28,531,100
NT Equity Growth Fund Institutional Class	8,749,748	92,659,834
NT Growth Fund Institutional Class	5,259,855	66,905,356
NT Large Company Value Fund Institutional Class	10,925,868	104,342,038
NT Mid Cap Value Fund Institutional Class	3,988,324	40,920,207
NT Small Company Fund Institutional Class	2,258,977	18,997,995
NT Vista Fund Institutional Class	2,692,332	28,565,647
Real Estate Fund Institutional Class	454,566	10,500,486

		391,422,663

DOMESTIC FIXED INCOME FUNDS — 37.4%
High-Yield Fund Institutional Class	5,772,422	35,904,466
Inflation-Adjusted Bond Fund Institutional Class	5,328,714	71,937,642
NT Diversified Bond Fund Institutional Class	22,241,459	249,326,750

		357,168,858

MONEY MARKET FUNDS — 8.8%
Premium Money Market Fund Investor Class	84,536,243	84,536,243

INTERNATIONAL FIXED INCOME FUNDS — 6.6%
International Bond Fund Institutional Class	4,284,513	63,025,192

INTERNATIONAL EQUITY FUNDS — 5.9%
NT Emerging Markets Fund Institutional Class	543,919	5,373,923
NT International Growth Fund Institutional Class	5,236,779	50,639,654

		56,013,577

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $821,101,425)		952,166,533

OTHER ASSETS AND LIABILITIES — 0.4%		3,673,014

TOTAL NET ASSETS — 100.0%		$955,839,547

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$842,929,675
Gross tax appreciation of investments	$109,236,858
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$109,236,858

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,390,599	1,174,168	33,705	1,966	—	2,489,625	28,531,100
NT Equity Growth Fund Institutional Class	8,301,220	5,995,466	1,193,486	15,720	454,997	8,749,748	92,659,834
NT Growth Fund Institutional Class	4,959,081	4,738,668	781,402	55,497	—	5,259,855	66,905,356
NT Large Company Value Fund Institutional Class	10,584,839	4,758,169	1,496,767	18,008	528,251	10,925,868	104,342,038
NT Mid Cap Value Fund Institutional Class	3,890,798	1,473,413	487,687	(9,583)	208,608	3,988,324	40,920,207
NT Small Company Fund Institutional Class	2,126,736	1,256,467	137,735	(3,376)	69,939	2,258,977	18,997,995
NT Vista Fund Institutional Class	2,539,034	1,785,423	135,703	16,640	—	2,692,332	28,565,647
Real Estate Fund Institutional Class	420,775	783,330	—	—	20,147	454,566	10,500,486
High-Yield Fund Institutional Class	5,414,715	2,222,627	—	—	554,323	5,772,422	35,904,466
Inflation-Adjusted Bond Fund Institutional Class	4,956,388	5,513,105	538,342	402	—	5,328,714	71,937,642
NT Diversified Bond Fund Institutional Class	20,502,259	25,321,721	5,901,117	2,746	1,490,759	22,241,459	249,326,750
Premium Money Market Fund Investor Class	77,061,666	8,007,290	532,713	—	2,043	84,536,243	84,536,243
International Bond Fund Institutional Class	3,979,540	5,072,579	576,407	—	744,733	4,284,513	63,025,192
NT Emerging Markets Fund Institutional Class	601,196	33,386	546,427	38,662	—	543,919	5,373,923
NT International Growth Fund Institutional Class	5,231,088	1,793,475	1,713,763	23,269	—	5,236,779	50,639,654

		$69,929,287	$14,075,254	$159,951	$4,073,800		$952,166,533

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio Fund

October 31, 2012

LIVESTRONG 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.7%

DOMESTIC EQUITY FUNDS — 44.0%
NT Core Equity Plus Fund Institutional Class	1,717,542	19,683,031
NT Equity Growth Fund Institutional Class	5,870,895	62,172,779
NT Growth Fund Institutional Class	4,136,443	52,615,552
NT Large Company Value Fund Institutional Class	7,715,658	73,684,532
NT Mid Cap Value Fund Institutional Class	3,231,896	33,159,253
NT Small Company Fund Institutional Class	1,560,517	13,123,946
NT Vista Fund Institutional Class	2,476,545	26,276,139
Real Estate Fund Institutional Class	386,000	8,916,605

		289,631,837

DOMESTIC FIXED INCOME FUNDS — 35.8%
High-Yield Fund Institutional Class	3,787,306	23,557,045
Inflation-Adjusted Bond Fund Institutional Class	3,518,662	47,501,941
NT Diversified Bond Fund Institutional Class	14,676,686	164,525,651

		235,584,637

INTERNATIONAL EQUITY FUNDS — 8.0%
NT Emerging Markets Fund Institutional Class	1,162,867	11,489,129
NT International Growth Fund Institutional Class	4,272,091	41,311,123

		52,800,252

MONEY MARKET FUNDS — 6.3%
Premium Money Market Fund Investor Class	41,714,850	41,714,850

INTERNATIONAL FIXED INCOME FUNDS — 5.6%
International Bond Fund Institutional Class	2,481,986	36,510,014

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $574,644,914)		656,241,590

OTHER ASSETS AND LIABILITIES — 0.3%		1,939,954

TOTAL NET ASSETS — 100.0%		$658,181,544

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$577,991,202
Gross tax appreciation of investments	$78,250,388
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$78,250,388

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	1,527,327	2,777,417	578,920	(5,509)	—	1,717,542	19,683,031
NT Equity Growth Fund Institutional Class	5,166,501	9,643,007	2,096,981	(21,669)	288,118	5,870,895	62,172,779
NT Growth Fund Institutional Class	3,612,565	8,858,813	2,009,668	(10,823)	—	4,136,443	52,615,552
NT Large Company Value Fund Institutional Class	6,915,890	10,240,373	2,590,915	(17,010)	349,634	7,715,658	73,684,532
NT Mid Cap Value Fund Institutional Class	2,904,792	4,276,444	927,231	(12,347)	158,217	3,231,896	33,159,253
NT Small Company Fund Institutional Class	1,358,447	2,055,158	339,249	(5,886)	45,270	1,560,517	13,123,946
NT Vista Fund Institutional Class	2,161,742	4,201,839	820,588	(7,943)	—	2,476,545	26,276,139
Real Estate Fund Institutional Class	328,371	1,553,346	202,823	(7,400)	16,092	386,000	8,916,605
High-Yield Fund Institutional Class	3,304,070	3,770,446	770,725	(8,605)	349,159	3,787,306	23,557,045
Inflation-Adjusted Bond Fund Institutional Class	3,033,421	8,384,206	1,893,570	885	—	3,518,662	47,501,941
NT Diversified Bond Fund Institutional Class	12,561,991	30,237,193	6,600,653	16,793	939,628	14,676,686	164,525,651
NT Emerging Markets Fund Institutional Class	1,067,325	1,337,196	444,894	(19,937)	—	1,162,867	11,489,129
NT International Growth Fund Institutional Class	3,971,338	4,694,049	1,788,203	8,173	—	4,272,091	41,311,123
Premium Money Market Fund Investor Class	35,177,103	7,966,205	1,428,458	—	968	41,714,850	41,714,850
International Bond Fund Institutional Class	2,136,745	6,508,474	1,426,216	2,768	407,271	2,481,986	36,510,014

		$106,504,166	$23,919,094	$(88,510)	$2,554,357		$656,241,590

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio Fund

October 31, 2012

LIVESTRONG 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS — 47.6%
NT Core Equity Plus Fund Institutional Class	3,467,923	39,742,395
NT Equity Growth Fund Institutional Class	11,611,234	122,962,966
NT Growth Fund Institutional Class	9,926,571	126,265,977
NT Large Company Value Fund Institutional Class	16,038,112	153,163,968
NT Mid Cap Value Fund Institutional Class	7,130,772	73,161,721
NT Small Company Fund Institutional Class	4,199,746	35,319,862
NT Vista Fund Institutional Class	5,857,720	62,150,413
Real Estate Fund Institutional Class	925,757	21,384,998

		634,152,300

DOMESTIC FIXED INCOME FUNDS — 33.6%
High-Yield Fund Institutional Class	7,246,551	45,073,545
Inflation-Adjusted Bond Fund Institutional Class	6,642,949	89,679,811
NT Diversified Bond Fund Institutional Class	27,858,186	312,290,265

		447,043,621

INTERNATIONAL EQUITY FUNDS — 9.8%
NT Emerging Markets Fund Institutional Class	3,402,881	33,620,467
NT International Growth Fund Institutional Class	10,086,048	97,532,089

		131,152,556

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	66,435,829	66,435,829

INTERNATIONAL FIXED INCOME FUNDS — 3.9%
International Bond Fund Institutional Class	3,506,215	51,576,426

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,138,421,486)		1,330,360,732

OTHER ASSETS AND LIABILITIES — 0.1%		1,524,706

TOTAL NET ASSETS — 100.0%		$1,331,885,438

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,168,532,084
Gross tax appreciation of investments	$161,828,648
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$161,828,648

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	3,250,717	2,506,004	—	—	—	3,467,923	39,742,395
NT Equity Growth Fund Institutional Class	10,766,551	9,418,736	393,806	(4,503)	594,930	11,611,234	122,962,966
NT Growth Fund Institutional Class	9,110,642	11,585,698	952,575	21,038	—	9,926,571	126,265,977
NT Large Company Value Fund Institutional Class	15,112,679	9,604,002	839,580	(36,987)	762,273	16,038,112	153,163,968
NT Mid Cap Value Fund Institutional Class	6,643,037	4,976,638	—	—	363,858	7,130,772	73,161,721
NT Small Company Fund Institutional Class	3,947,074	2,927,861	794,029	8,063	130,101	4,199,746	35,319,862
NT Vista Fund Institutional Class	5,408,310	4,979,323	175,549	9,565	—	5,857,720	62,150,413
Real Estate Fund Institutional Class	825,369	2,347,038	—	—	40,188	925,757	21,384,998
High-Yield Fund Institutional Class	6,578,085	4,147,405	—	—	686,342	7,246,551	45,073,545
Inflation-Adjusted Bond Fund Institutional Class	6,003,576	8,912,965	406,937	304	—	6,642,949	89,679,811
NT Diversified Bond Fund Institutional Class	24,854,951	38,047,186	4,529,493	8,466	1,837,077	27,858,186	312,290,265
NT Emerging Markets Fund Institutional Class	3,283,139	1,451,632	338,527	(18,449)	—	3,402,881	33,620,467
NT International Growth Fund Institutional Class	9,828,946	4,467,356	2,008,603	13,836	—	10,086,048	97,532,089
Premium Money Market Fund Investor Class	59,881,950	6,584,617	30,738	—	1,593	66,435,829	66,435,829
International Bond Fund Institutional Class	3,098,722	6,140,433	149,172	—	601,479	3,506,215	51,576,426

		$118,096,894	$10,619,009	$1,333	$5,017,841		$1,330,360,732

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio Fund

October 31, 2012

LIVESTRONG 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS — 51.6%
NT Core Equity Plus Fund Institutional Class	1,682,252	19,278,609
NT Equity Growth Fund Institutional Class	5,171,231	54,763,341
NT Growth Fund Institutional Class	5,278,987	67,148,708
NT Large Company Value Fund Institutional Class	7,604,440	72,622,405
NT Mid Cap Value Fund Institutional Class	3,036,355	31,153,002
NT Small Company Fund Institutional Class	2,532,713	21,300,117
NT Vista Fund Institutional Class	2,799,711	29,704,934
Real Estate Fund Institutional Class	477,415	11,028,291

		306,999,407

DOMESTIC FIXED INCOME FUNDS — 30.1%
High-Yield Fund Institutional Class	2,899,389	18,034,196
Inflation-Adjusted Bond Fund Institutional Class	2,677,975	36,152,666
NT Diversified Bond Fund Institutional Class	11,124,703	124,707,925

		178,894,787

INTERNATIONAL EQUITY FUNDS — 11.8%
NT Emerging Markets Fund Institutional Class	1,808,744	17,870,387
NT International Growth Fund Institutional Class	5,403,667	52,253,463

		70,123,850

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	29,566,202	29,566,202

INTERNATIONAL FIXED INCOME FUNDS — 1.4%
International Bond Fund Institutional Class	557,274	8,197,502

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $517,610,924)		593,781,748

OTHER ASSETS AND LIABILITIES — 0.1%		769,127

TOTAL NET ASSETS — 100.0%		$594,550,875

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$520,608,904
Gross tax appreciation of investments	$73,172,844
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$73,172,844

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	1,491,503	2,958,864	755,100	(5,886)	—	1,682,252	19,278,609
NT Equity Growth Fund Institutional Class	4,534,797	9,272,299	2,454,566	(22,331)	254,714	5,171,231	54,763,341
NT Growth Fund Institutional Class	4,612,041	12,044,915	3,334,261	(29,594)	—	5,278,987	67,148,708
NT Large Company Value Fund Institutional Class	6,782,795	10,939,238	3,081,883	(10,772)	347,121	7,604,440	72,622,405
NT Mid Cap Value Fund Institutional Class	2,685,003	4,860,280	1,270,830	(16,134)	149,014	3,036,355	31,153,002
NT Small Company Fund Institutional Class	2,253,093	3,546,893	1,185,578	(25,666)	73,949	2,532,713	21,300,117
NT Vista Fund Institutional Class	2,435,953	5,231,649	1,322,951	(13,358)	—	2,799,711	29,704,934
Real Estate Fund Institutional Class	403,233	2,120,558	394,805	(14,099)	20,106	477,415	11,028,291
High-Yield Fund Institutional Class	2,520,709	3,074,771	727,026	(8,117)	268,574	2,899,389	18,034,196
Inflation-Adjusted Bond Fund Institutional Class	2,284,960	6,850,095	1,603,117	801	—	2,677,975	36,152,666
NT Diversified Bond Fund Institutional Class	9,420,248	24,987,829	5,940,699	21,625	712,515	11,124,703	124,707,925
NT Emerging Markets Fund Institutional Class	1,649,273	2,364,229	913,845	(71,595)	—	1,808,744	17,870,387
NT International Growth Fund Institutional Class	4,982,532	6,440,030	2,429,370	(31,595)	—	5,403,667	52,253,463
Premium Money Market Fund Investor Class	25,366,804	5,437,959	1,238,561	—	692	29,566,202	29,566,202
International Bond Fund Institutional Class	437,707	2,132,525	376,812	890	91,626	557,274	8,197,502

		$102,262,134	$27,029,404	$(225,831)	$1,918,311		$593,781,748

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio Fund

October 31, 2012

LIVESTRONG 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS — 56.6%
NT Core Equity Plus Fund Institutional Class	2,659,640	30,479,475
NT Equity Growth Fund Institutional Class	8,663,016	91,741,339
NT Growth Fund Institutional Class	9,592,130	122,011,899
NT Large Company Value Fund Institutional Class	12,832,893	122,554,128
NT Mid Cap Value Fund Institutional Class	5,338,334	54,771,304
NT Small Company Fund Institutional Class	4,647,457	39,085,113
NT Vista Fund Institutional Class	5,159,475	54,742,025
Real Estate Fund Institutional Class	857,771	19,814,519

		535,199,802

DOMESTIC FIXED INCOME FUNDS — 26.0%
High-Yield Fund Institutional Class	3,877,162	24,115,946
Inflation-Adjusted Bond Fund Institutional Class	3,674,294	49,602,963
NT Diversified Bond Fund Institutional Class	15,340,704	171,969,293

		245,688,202

INTERNATIONAL EQUITY FUNDS — 13.5%
NT Emerging Markets Fund Institutional Class	3,424,085	33,829,962
NT International Growth Fund Institutional Class	9,696,062	93,760,915

		127,590,877

MONEY MARKET FUNDS — 3.8%
Premium Money Market Fund Investor Class	36,628,980	36,628,980

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $812,989,635)		945,107,861

OTHER ASSETS AND LIABILITIES — 0.1%		541,493

TOTAL NET ASSETS — 100.0%		$945,649,354

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$832,693,269
Gross tax appreciation of investments	$112,414,592
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$112,414,592

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,518,988	1,618,579	—	—	—	2,659,640	30,479,475
NT Equity Growth Fund Institutional Class	8,074,607	6,769,144	491,457	(5,708)	448,711	8,663,016	91,741,339
NT Growth Fund Institutional Class	8,807,150	11,209,145	1,021,271	(13,046)	—	9,592,130	122,011,899
NT Large Company Value Fund Institutional Class	12,167,453	7,041,885	756,780	(27,311)	615,859	12,832,893	122,554,128
NT Mid Cap Value Fund Institutional Class	5,080,596	2,628,034	—	—	275,842	5,338,334	54,771,304
NT Small Company Fund Institutional Class	4,292,075	3,189,155	199,541	(7,066)	143,038	4,647,457	39,085,113
NT Vista Fund Institutional Class	4,840,447	3,889,064	501,751	11,093	—	5,159,475	54,742,025
Real Estate Fund Institutional Class	771,440	2,016,511	—	—	37,819	857,771	19,814,519
High-Yield Fund Institutional Class	3,581,135	1,835,658	—	—	370,928	3,877,162	24,115,946
Inflation-Adjusted Bond Fund Institutional Class	3,322,924	5,026,003	348,371	243	—	3,674,294	49,602,963
NT Diversified Bond Fund Institutional Class	13,768,000	21,234,622	3,676,614	7,186	1,015,877	15,340,704	171,969,293
NT Emerging Markets Fund Institutional Class	3,369,064	1,078,409	615,980	(45,723)	—	3,424,085	33,829,962
NT International Growth Fund Institutional Class	9,351,486	5,218,188	2,096,034	(85,937)	—	9,696,062	93,760,915
Premium Money Market Fund Investor Class	32,036,485	4,651,516	59,021	—	876	36,628,980	36,628,980

		$77,405,913	$9,766,820	$(166,269)	$2,908,950		$945,107,861

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio Fund

October 31, 2012

LIVESTRONG 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS — 61.8%
NT Core Equity Plus Fund Institutional Class	1,257,231	14,407,871
NT Equity Growth Fund Institutional Class	3,715,735	39,349,634
NT Growth Fund Institutional Class	4,214,817	53,612,474
NT Large Company Value Fund Institutional Class	5,637,144	53,834,726
NT Mid Cap Value Fund Institutional Class	2,555,666	26,221,133
NT Small Company Fund Institutional Class	1,829,652	15,387,377
NT Vista Fund Institutional Class	2,471,722	26,224,974
Real Estate Fund Institutional Class	393,253	9,084,136

		238,122,325

DOMESTIC FIXED INCOME FUNDS — 22.2%
High-Yield Fund Institutional Class	1,350,634	8,400,944
Inflation-Adjusted Bond Fund Institutional Class	1,261,762	17,033,788
NT Diversified Bond Fund Institutional Class	5,377,781	60,284,926

		85,719,658

INTERNATIONAL EQUITY FUNDS — 14.5%
NT Emerging Markets Fund Institutional Class	1,785,741	17,643,121
NT International Growth Fund Institutional Class	3,978,377	38,470,910

		56,114,031

MONEY MARKET FUNDS — 1.4%
Premium Money Market Fund Investor Class	5,262,017	5,262,017

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $339,795,652)		385,218,031

OTHER ASSETS AND LIABILITIES — 0.1%		369,253

TOTAL NET ASSETS — 100.0%		$385,587,284

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$341,555,710
Gross tax appreciation of investments	$43,662,321
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$43,662,321

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	1,105,545	2,268,481	512,661	(2,872)	—	1,257,231	14,407,871
NT Equity Growth Fund Institutional Class	3,225,417	6,773,604	1,515,893	(14,599)	182,464	3,715,735	39,349,634
NT Growth Fund Institutional Class	3,607,363	10,118,899	2,180,039	(17,806)	—	4,214,817	53,612,474
NT Large Company Value Fund Institutional Class	4,984,032	8,206,870	1,954,734	(935)	256,708	5,637,144	53,834,726
NT Mid Cap Value Fund Institutional Class	2,260,844	3,955,623	943,448	(16,908)	125,003	2,555,666	26,221,133
NT Small Company Fund Institutional Class	1,573,431	2,748,380	566,440	(18,133)	52,614	1,829,652	15,387,377
NT Vista Fund Institutional Class	2,153,929	4,448,415	1,026,599	(13,961)	—	2,471,722	26,224,974
Real Estate Fund Institutional Class	327,896	1,788,537	264,847	(9,471)	16,436	393,253	9,084,136
High-Yield Fund Institutional Class	1,159,364	1,508,536	323,377	(3,610)	124,567	1,350,634	8,400,944
Inflation-Adjusted Bond Fund Institutional Class	1,063,741	3,373,139	727,908	220	—	1,261,762	17,033,788
NT Diversified Bond Fund Institutional Class	4,501,664	12,515,547	2,723,571	7,734	341,783	5,377,781	60,284,926
NT Emerging Markets Fund Institutional Class	1,634,762	2,285,256	916,020	(80,196)	—	1,785,741	17,643,121
NT International Growth Fund Institutional Class	3,604,118	5,079,961	1,547,949	(43,768)	—	3,978,377	38,470,910
Premium Money Market Fund Investor Class	4,073,188	1,394,446	205,617	—	120	5,262,017	5,262,017

		$66,465,694	$15,409,103	$(214,305)	$1,099,695		$385,218,031

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

October 31, 2012

LIVESTRONG 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 65.3%
NT Core Equity Plus Fund Institutional Class	2,375,150	27,219,224
NT Equity Growth Fund Institutional Class	5,861,588	62,074,217
NT Growth Fund Institutional Class	7,011,073	89,180,848
NT Large Company Value Fund Institutional Class	9,373,022	89,512,364
NT Mid Cap Value Fund Institutional Class	4,289,907	44,014,450
NT Small Company Fund Institutional Class	3,061,018	25,743,158
NT Vista Fund Institutional Class	4,148,743	44,018,167
Real Estate Fund Institutional Class	683,655	15,792,430

		397,554,858

DOMESTIC FIXED INCOME FUNDS — 19.3%
High-Yield Fund Institutional Class	1,860,755	11,573,896
Inflation-Adjusted Bond Fund Institutional Class	1,727,516	23,321,468
NT Diversified Bond Fund Institutional Class	7,344,052	82,326,821

		117,222,185

INTERNATIONAL EQUITY FUNDS — 15.4%
NT Emerging Markets Fund Institutional Class	3,347,680	33,075,081
NT International Growth Fund Institutional Class	6,279,387	60,721,674

		93,796,755

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $529,529,491)		608,573,798

OTHER ASSETS AND LIABILITIES†		201,682

TOTAL NET ASSETS — 100.0%		$608,775,480

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$544,023,570
Gross tax appreciation of investments	$64,550,228
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$64,550,228

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,243,457	1,519,016	2,865	(27)	—	2,375,150	27,219,224
NT Equity Growth Fund Institutional Class	5,460,534	4,533,718	245,584	(2,731)	304,057	5,861,588	62,074,217
NT Growth Fund Institutional Class	6,428,036	8,202,725	618,341	(7,554)	—	7,011,073	89,180,848
NT Large Company Value Fund Institutional Class	8,880,192	4,965,380	299,248	(12,487)	450,120	9,373,022	89,512,364
NT Mid Cap Value Fund Institutional Class	4,029,865	2,698,958	47,425	(2,123)	221,670	4,289,907	44,014,450
NT Small Company Fund Institutional Class	2,827,526	1,977,908	—	—	93,792	3,061,018	25,743,158
NT Vista Fund Institutional Class	3,839,534	3,555,870	253,500	(3,531)	—	4,148,743	44,018,167
Real Estate Fund Institutional Class	612,651	1,661,633	—	—	30,234	683,655	15,792,430
High-Yield Fund Institutional Class	1,697,991	1,009,177	—	—	177,093	1,860,755	11,573,896
Inflation-Adjusted Bond Fund Institutional Class	1,549,978	2,521,318	161,032	(212)	—	1,727,516	23,321,468
NT Diversified Bond Fund Institutional Class	6,513,102	10,895,060	1,622,318	5,104	484,444	7,344,052	82,326,821
NT Emerging Markets Fund Institutional Class	3,283,043	1,244,711	706,007	(67,448)	—	3,347,680	33,075,081
NT International Growth Fund Institutional Class	6,094,048	2,939,694	1,263,372	(52,535)	—	6,279,387	60,721,674

		$47,725,168	$5,219,692	$(143,544)	$1,761,410		$608,573,798

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio Fund

October 31, 2012

LIVESTRONG 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 67.3%
NT Core Equity Plus Fund Institutional Class	786,200	9,009,857
NT Equity Growth Fund Institutional Class	1,987,805	21,050,851
NT Growth Fund Institutional Class	2,357,868	29,992,075
NT Large Company Value Fund Institutional Class	3,207,161	30,628,386
NT Mid Cap Value Fund Institutional Class	1,432,724	14,699,749
NT Small Company Fund Institutional Class	1,135,193	9,546,971
NT Vista Fund Institutional Class	1,383,475	14,678,669
Real Estate Fund Institutional Class	249,086	5,753,890

		135,360,448

DOMESTIC FIXED INCOME FUNDS — 16.7%
High-Yield Fund Institutional Class	532,882	3,314,523
Inflation-Adjusted Bond Fund Institutional Class	496,782	6,706,559
NT Diversified Bond Fund Institutional Class	2,108,341	23,634,504

		33,655,586

INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	1,279,476	12,641,219
NT International Growth Fund Institutional Class	2,025,474	19,586,335

		32,227,554

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $183,533,912)		201,243,588

OTHER ASSETS AND LIABILITIES†		80,262

TOTAL NET ASSETS — 100.0%		$201,323,850

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$184,487,268
Gross tax appreciation of investments	$16,756,320
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$16,756,320

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	691,586	1,278,529	185,984	(2,020)	—	786,200	9,009,857
NT Equity Growth Fund Institutional Class	1,724,371	3,285,056	461,087	(6,137)	98,808	1,987,805	21,050,851
NT Growth Fund Institutional Class	2,015,143	5,178,037	703,488	(8,240)	—	2,357,868	29,992,075
NT Large Company Value Fund Institutional Class	2,828,432	4,234,084	618,278	(6,478)	146,101	3,207,161	30,628,386
NT Mid Cap Value Fund Institutional Class	1,264,534	2,009,464	296,853	(14,098)	70,540	1,432,724	14,699,749
NT Small Company Fund Institutional Class	974,167	1,601,402	234,115	(14,786)	32,566	1,135,193	9,546,971
NT Vista Fund Institutional Class	1,204,860	2,243,928	318,998	(5,108)	—	1,383,475	14,678,669
Real Estate Fund Institutional Class	206,815	1,064,176	74,543	(3,094)	10,551	249,086	5,753,890
High-Yield Fund Institutional Class	451,058	578,553	71,312	(796)	48,865	532,882	3,314,523
Inflation-Adjusted Bond Fund Institutional Class	414,111	1,285,358	181,901	(24)	—	496,782	6,706,559
NT Diversified Bond Fund Institutional Class	1,743,952	4,843,552	772,470	1,729	133,664	2,108,341	23,634,504
NT Emerging Markets Fund Institutional Class	1,150,083	1,647,724	460,432	(48,340)	—	1,279,476	12,641,219
NT International Growth Fund Institutional Class	1,831,658	2,324,397	501,681	(26,520)	—	2,025,474	19,586,335

		$31,574,260	$4,881,142	$(133,912)	$541,095		$201,243,588

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2055 Portfolio Fund

October 31, 2012

LIVESTRONG 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS — 68.9%
NT Core Equity Plus Fund Institutional Class	66,127	757,814
NT Equity Growth Fund Institutional Class	170,846	1,809,263
NT Growth Fund Institutional Class	201,125	2,558,307
NT Large Company Value Fund Institutional Class	273,487	2,611,806
NT Mid Cap Value Fund Institutional Class	123,504	1,267,153
NT Small Company Fund Institutional Class	100,544	845,578
NT Vista Fund Institutional Class	119,187	1,264,576
Real Estate Fund Institutional Class	22,046	509,255

		11,623,752

INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	111,845	1,105,025
NT International Growth Fund Institutional Class	165,697	1,602,292

		2,707,317

DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund Institutional Class	40,522	252,045
Inflation-Adjusted Bond Fund Institutional Class	37,622	507,903
NT Diversified Bond Fund Institutional Class	158,031	1,771,525

		2,531,473

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $16,104,411)		16,862,542

OTHER ASSETS AND LIABILITIES — 0.1%		19,893

TOTAL NET ASSETS — 100.0%		$16,882,435

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,232,432
Gross tax appreciation of investments	$630,110
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$630,110

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	50,151	200,863	16,831	(28)	—	66,127	757,814
NT Equity Growth Fund Institutional Class	128,167	504,016	47,200	(195)	7,806	170,846	1,809,263
NT Growth Fund Institutional Class	148,776	754,333	72,031	(616)	—	201,125	2,558,307
NT Large Company Value Fund Institutional Class	208,951	680,190	63,425	23	11,452	273,487	2,611,806
NT Mid Cap Value Fund Institutional Class	93,260	337,051	27,503	(117)	5,590	123,504	1,267,153
NT Small Company Fund Institutional Class	74,362	250,830	27,074	(561)	2,643	100,544	845,578
NT Vista Fund Institutional Class	88,867	365,246	39,004	(588)	—	119,187	1,264,576
Real Estate Fund Institutional Class	15,600	161,320	10,541	(228)	855	22,046	509,255
NT Emerging Markets Fund Institutional Class	87,371	267,784	32,440	(586)	—	111,845	1,105,025
NT International Growth Fund Institutional Class	130,645	387,780	52,949	(316)	—	165,697	1,602,292
High-Yield Fund Institutional Class	30,137	68,703	4,247	(6)	3,479	40,522	252,045
Inflation-Adjusted Bond Fund Institutional Class	27,675	143,407	10,369	(72)	—	37,622	507,903
NT Diversified Bond Fund Institutional Class	115,567	509,958	35,356	(139)	9,387	158,031	1,771,525

		$4,631,481	$438,970	$(3,429)	$41,212		$16,862,542

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

October 31, 2012

LIVESTRONG Income Portfolio - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 99.9%

DOMESTIC EQUITY FUNDS — 39.8%
NT Core Equity Plus Fund Institutional Class	1,027,687	11,777,295
NT Equity Growth Fund Institutional Class	3,710,012	39,289,025
NT Growth Fund Institutional Class	2,001,083	25,453,781
NT Large Company Value Fund Institutional Class	4,517,067	43,137,987
NT Mid Cap Value Fund Institutional Class	1,533,988	15,738,714
NT Small Company Fund Institutional Class	931,462	7,833,598
NT Vista Fund Institutional Class	925,251	9,816,912
Real Estate Fund Institutional Class	169,225	3,909,102

		156,956,414

DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund Institutional Class	2,407,343	14,973,674
Inflation-Adjusted Bond Fund Institutional Class	2,231,868	30,130,217
NT Diversified Bond Fund Institutional Class	9,397,215	105,342,778

		150,446,669

MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	39,316,633	39,316,633

INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	1,878,203	27,628,361

INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	2,041,294	19,739,317

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $335,873,350)		394,087,394

OTHER ASSETS AND LIABILITIES — 0.1%		210,306

TOTAL NET ASSETS — 100.0%		$394,297,700

Notes to Schedule of Investments

(1) Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$347,268,142
Gross tax appreciation of investments	$46,819,252
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$46,819,252

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	943,431	1,156,395	176,809	(43)	—	1,027,687	11,777,295
NT Equity Growth Fund Institutional Class	3,359,605	4,840,055	1,043,053	26,581	184,208	3,710,012	39,289,025
NT Growth Fund Institutional Class	1,786,456	3,222,443	398,936	8,096	—	2,001,083	25,453,781
NT Large Company Value Fund Institutional Class	4,177,117	4,391,540	1,105,009	17,401	208,365	4,517,067	43,137,987
NT Mid Cap Value Fund Institutional Class	1,402,010	1,517,350	161,863	(1,409)	76,181	1,533,988	15,738,714
NT Small Company Fund Institutional Class	839,198	928,959	132,608	7,510	27,469	931,462	7,833,598
NT Vista Fund Institutional Class	834,795	1,181,711	199,262	4,912	—	925,251	9,816,912
Real Estate Fund Institutional Class	146,969	526,013	—	—	7,212	169,225	3,909,102
High-Yield Fund Institutional Class	2,165,914	1,668,706	166,535	(1,859)	225,596	2,407,343	14,973,674
Inflation-Adjusted Bond Fund Institutional Class	1,982,806	3,841,180	503,394	375	—	2,231,868	30,130,217
NT Diversified Bond Fund Institutional Class	8,257,704	15,181,723	2,447,370	4,392	608,324	9,397,215	105,342,778
Premium Money Market Fund Investor Class	34,761,888	5,136,879	582,134	—	928	39,316,633	39,316,633
International Bond Fund Institutional Class	1,679,263	3,581,196	649,444	(89)	311,980	1,878,203	27,628,361
NT International Growth Fund Institutional Class	1,922,365	1,719,090	565,280	10,961	—	2,041,294	19,739,317

		$48,893,240	$8,131,697	$76,828	$1,650,263		$394,087,394

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the LIVESTRONG® Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit LIVESTRONG.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

October 31, 2012

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 59.5%
Core Equity Plus Fund Investor Class	2,726,807	30,812,921
Equity Growth Fund Investor Class	2,814,379	68,079,837
Growth Fund Investor Class	3,811,686	104,745,140
Large Company Value Fund Investor Class	8,241,225	51,507,654
Mid Cap Value Fund Investor Class	2,530,863	32,875,909
Real Estate Fund Investor Class	593,309	13,675,767
Small Company Fund Investor Class	1,812,820	15,191,427
Vista Fund Investor Class(2)	5,289,141	91,449,243

		408,337,898

DOMESTIC FIXED INCOME FUNDS — 20.2%
Diversified Bond Fund Investor Class	6,157,610	69,519,417
High-Yield Fund Investor Class	6,723,543	41,753,202
Inflation-Adjusted Bond Fund Investor Class	2,063,558	27,837,398

		139,110,017

INTERNATIONAL EQUITY FUNDS — 19.3%
Emerging Markets Fund Investor Class(2)	5,557,736	45,684,592
International Growth Fund Investor Class	7,905,260	86,562,601

		132,247,193

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	6,683,404	6,683,404

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $589,561,821)		686,378,512

OTHER ASSETS AND LIABILITIES†		(225)

TOTAL NET ASSETS — 100.0%		$686,378,287

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$622,334,679
Gross tax appreciation of investments	$64,043,833
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$64,043,833

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	2,368,269	4,094,165	222,015	11,835	—	2,726,807	30,812,921
Equity Growth Fund Investor Class	2,426,659	9,425,924	337,430	1,814	293,308	2,814,379	68,079,837
Growth Fund Investor Class	2,989,446	22,741,802	318,373	(189)	—	3,811,686	104,745,140
Large Company Value Fund Investor Class	8,152,604	8,183,792	9,432,702	(1,566,561)	241,909	8,241,225	51,507,654
Mid Cap Value Fund Investor Class	2,178,787	4,386,163	—	—	145,393	2,530,863	32,875,909
Real Estate Fund Investor Class	500,321	2,175,266	—	—	19,752	593,309	13,675,767
Small Company Fund Investor Class	1,520,553	2,645,760	362,343	(57,624)	53,841	1,812,820	15,191,427
Vista Fund Investor Class(2)	4,456,567	15,817,065	1,967,871	27,363	—	5,289,141	91,449,243
Diversified Bond Fund Investor Class	4,481,127	19,973,865	1,083,846	(1,679)	419,170	6,157,610	69,519,417
High-Yield Fund Investor Class	6,549,242	7,392,721	6,562,590	(226,210)	655,058	6,723,543	41,753,202
Inflation-Adjusted Bond Fund Investor Class	1,709,460	4,791,739	72,338	336	—	2,063,558	27,837,398
Emerging Markets Fund Investor Class(2)	4,735,309	7,561,486	1,403,997	(92,960)	—	5,557,736	45,684,592
International Growth Fund Investor Class	6,960,363	11,953,774	2,597,101	(165,573)	—	7,905,260	86,562,601
Prime Money Market Fund Investor Class	5,640,611	1,042,793	—	—	167	6,683,404	6,683,404

		$122,186,315	$24,360,606	$(2,069,448)	$1,828,598		$686,378,512

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

October 31, 2012

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC FIXED INCOME FUNDS — 39.3%
Diversified Bond Fund Investor Class	16,364,314	184,753,108
Inflation-Adjusted Bond Fund Investor Class	4,090,623	55,182,501

		239,935,609

DOMESTIC EQUITY FUNDS — 38.7%
Core Equity Plus Fund Investor Class	1,057,629	11,951,208
Equity Growth Fund Investor Class	1,750,974	42,356,061
Growth Fund Investor Class	1,262,126	34,683,214
Large Company Value Fund Investor Class	9,705,762	60,661,012
Mid Cap Value Fund Investor Class	3,162,632	41,082,594
Real Estate Fund Investor Class	527,302	12,154,312
Small Company Fund Investor Class	1,064,462	8,920,188
Vista Fund Investor Class(2)	1,399,567	24,198,518

		236,007,107

INTERNATIONAL FIXED INCOME FUNDS — 8.0%
International Bond Fund Investor Class	3,317,013	48,826,436

MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	48,818,007	48,818,007

INTERNATIONAL EQUITY FUNDS — 6.0%
International Growth Fund Investor Class	3,374,815	36,954,221

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $536,354,690)		610,541,380

OTHER ASSETS AND LIABILITIES†		(612)

TOTAL NET ASSETS — 100.0%		$610,540,768

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$557,638,655
Gross tax appreciation of investments	$52,902,725
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$52,902,725

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Diversified Bond Fund Investor Class	15,205,914	13,036,526	—	—	1,111,227	16,364,314	184,753,108
Inflation-Adjusted Bond Fund Investor Class	3,852,222	3,171,857	—	—	—	4,090,623	55,182,501
Core Equity Plus Fund Investor Class	1,050,804	78,424	—	—	—	1,057,629	11,951,208
Equity Growth Fund Investor Class	1,708,266	1,044,556	—	—	178,870	1,750,974	42,356,061
Growth Fund Investor Class	1,000,409	7,278,692	—	—	—	1,262,126	34,683,214
Large Company Value Fund Investor Class	10,629,310	1,795,980	8,043,168	(591,372)	281,324	9,705,762	60,661,012
Mid Cap Value Fund Investor Class	3,096,936	849,268	—	—	179,787	3,162,632	41,082,594
Real Estate Fund Investor Class	488,846	892,985	—	—	17,132	527,302	12,154,312
Small Company Fund Investor Class	1,031,153	279,875	—	—	31,234	1,064,462	8,920,188
Vista Fund Investor Class(2)	1,354,274	783,523	—	—	—	1,399,567	24,198,518
International Bond Fund Investor Class	3,136,466	2,652,289	—	—	518,840	3,317,013	48,826,436
Prime Money Market Fund Investor Class	45,447,776	3,370,231	—	—	1,194	48,818,007	48,818,007
International Growth Fund Investor Class	3,421,543	5,288	537,543	(44,410)	—	3,374,815	36,954,221

		$35,239,494	$8,580,711	$(635,782)	$2,319,608		$610,541,380

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

October 31, 2012

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 49.6%
Core Equity Plus Fund Investor Class	3,178,672	35,918,994
Equity Growth Fund Investor Class	4,491,910	108,659,315
Growth Fund Investor Class	2,953,044	81,149,649
Large Company Value Fund Investor Class	12,299,805	76,873,784
Mid Cap Value Fund Investor Class	3,849,266	50,001,961
Real Estate Fund Investor Class	785,961	18,116,404
Small Company Fund Investor Class	2,127,320	17,826,945
Vista Fund Investor Class(2)	3,658,756	63,259,898

		451,806,950

DOMESTIC FIXED INCOME FUNDS — 28.3%
Diversified Bond Fund Investor Class	14,693,933	165,894,501
High-Yield Fund Investor Class	5,908,570	36,692,218
Inflation-Adjusted Bond Fund Investor Class	4,085,701	55,116,113

		257,702,832

INTERNATIONAL EQUITY FUNDS — 14.1%
Emerging Markets Fund Investor Class(2)	4,542,262	37,337,397
International Growth Fund Investor Class	8,336,722	91,287,105

		128,624,502

MONEY MARKET FUNDS — 5.0%
Prime Money Market Fund Investor Class	45,697,646	45,697,646

INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	1,855,440	27,312,079

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $773,997,875)		911,144,009

OTHER ASSETS AND LIABILITIES†		(1,352)

TOTAL NET ASSETS — 100.0%		$911,142,657

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$823,455,146
Gross tax appreciation of investments	$87,688,863
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$87,688,863

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	3,167,053	133,712	—	—	—	3,178,672	35,918,994
Equity Growth Fund Investor Class	4,436,382	1,910,387	538,993	12,648	461,411	4,491,910	108,659,315
Growth Fund Investor Class	2,520,984	12,041,864	48,888	(485)	—	2,953,044	81,149,649
Large Company Value Fund Investor Class	13,928,544	892,500	12,969,012	(2,082,352)	357,767	12,299,805	76,873,784
Mid Cap Value Fund Investor Class	3,829,910	254,199	—	—	220,986	3,849,266	50,001,961
Real Estate Fund Investor Class	770,254	477,627	91,549	25,838	26,479	785,961	18,116,404
Small Company Fund Investor Class	2,048,800	678,783	—	—	61,110	2,127,320	17,826,945
Vista Fund Investor Class(2)	3,546,138	2,067,551	109,511	922	—	3,658,756	63,259,898
Diversified Bond Fund Investor Class	13,248,092	16,967,599	697,484	(2,716)	997,516	14,693,933	165,894,501
High-Yield Fund Investor Class	6,929,427	961,834	7,484,522	(263,026)	576,908	5,908,570	36,692,218
Inflation-Adjusted Bond Fund Investor Class	3,946,445	1,852,548	—	—	—	4,085,701	55,116,113
Emerging Markets Fund Investor Class(2)	4,432,269	1,009,708	180,057	(10,866)	—	4,542,262	37,337,397
International Growth Fund Investor Class	8,552,810	—	2,437,552	(94,153)	—	8,336,722	91,287,105
Prime Money Market Fund Investor Class	43,879,863	1,817,783	—	—	1,122	45,697,646	45,697,646
International Bond Fund Investor Class	1,799,097	831,513	—	—	291,634	1,855,440	27,312,079

		$41,897,608	$24,557,568	$(2,414,190)	$2,994,933		$911,144,009

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

October 31, 2012

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 72.7%
Core Equity Plus Fund Investor Class	833,742	9,421,290
Equity Growth Fund Investor Class	1,058,706	25,610,087
Growth Fund Investor Class	1,327,195	36,471,332
Large Company Value Fund Investor Class	3,007,868	18,799,173
Mid Cap Value Fund Investor Class	920,085	11,951,909
Real Estate Fund Investor Class	169,498	3,906,930
Small Company Fund Investor Class	582,060	4,877,663
Vista Fund Investor Class(2)	1,863,919	32,227,167

		143,265,551

INTERNATIONAL EQUITY FUNDS — 23.2%
Emerging Markets Fund Investor Class(2)	1,829,343	15,037,200
International Growth Fund Investor Class	2,797,144	30,628,725

		45,665,925

DOMESTIC FIXED INCOME FUNDS — 3.1%
Diversified Bond Fund Investor Class	533,361	6,021,641

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	1,985,348	1,985,348

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $159,681,684)		196,938,465

OTHER ASSETS AND LIABILITIES†		(22)

TOTAL NET ASSETS — 100.0%		$196,938,443

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$176,856,219
Gross tax appreciation of investments	$20,082,246
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$20,082,246

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	855,891	—	218,823	29,893	—	833,742	9,421,290
Equity Growth Fund Investor Class	1,071,508	209,552	511,009	6,577	110,539	1,058,706	25,610,087
Growth Fund Investor Class	1,262,996	2,169,546	390,377	5,430	—	1,327,195	36,471,332
Large Company Value Fund Investor Class	3,416,010	165,265	3,069,206	(390,896)	88,830	3,007,868	18,799,173
Mid Cap Value Fund Investor Class	934,024	66,997	235,532	9,475	53,240	920,085	11,951,909
Real Estate Fund Investor Class	167,031	58,396	—	—	5,779	169,498	3,906,930
Small Company Fund Investor Class	589,533	17,305	94,387	(13,010)	17,305	582,060	4,877,663
Vista Fund Investor Class(2)	1,862,484	235,096	210,912	7,211	—	1,863,919	32,227,167
Emerging Markets Fund Investor Class(2)	1,877,284	252,853	699,845	(43,029)	—	1,829,343	15,037,200
International Growth Fund Investor Class	2,930,630	130,533	1,632,428	(46,899)	—	2,797,144	30,628,725
Diversified Bond Fund Investor Class	506,975	382,835	86,034	116	36,902	533,361	6,021,641
Prime Money Market Fund Investor Class	1,961,541	23,807	—	—	50	1,985,348	1,985,348

		$3,712,185	$7,148,553	$(435,132)	$312,645		$196,938,465

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

October 31, 2012

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUTUAL FUNDS(1) — 100.0%

DOMESTIC FIXED INCOME FUNDS — 42.0%
Diversified Bond Fund Investor Class	8,958,335	101,139,602
Inflation-Adjusted Bond Fund Investor Class	2,352,558	31,736,014

		132,875,616

DOMESTIC EQUITY FUNDS — 25.0%
Core Equity Plus Fund Investor Class	279,636	3,159,885
Equity Growth Fund Investor Class	522,085	12,629,239
Growth Fund Investor Class	401,073	11,021,497
Large Company Value Fund Investor Class	3,538,967	22,118,542
Mid Cap Value Fund Investor Class	1,218,950	15,834,159
Real Estate Fund Investor Class	276,436	6,371,846
Small Company Fund Investor Class	379,096	3,176,824
Vista Fund Investor Class(2)	274,301	4,742,672

		79,054,664

MONEY MARKET FUNDS — 23.0%
Prime Money Market Fund Investor Class	72,560,836	72,560,836

INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	2,149,035	31,633,790

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $286,736,882)		316,124,906

OTHER ASSETS AND LIABILITIES†		(377)

TOTAL NET ASSETS — 100.0%		$316,124,529

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$294,183,569
Gross tax appreciation of investments	$21,941,337
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$21,941,337

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2012 follows:

	July 31, 2012					October 31, 2012
Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Diversified Bond Fund Investor Class	8,344,240	8,083,888	1,173,948	(3,903)	604,844	8,958,335	101,139,602
Inflation-Adjusted Bond Fund Investor Class	2,198,920	2,292,072	245,304	(644)	—	2,352,558	31,736,014
Core Equity Plus Fund Investor Class	272,599	143,087	63,186	388	—	279,636	3,159,885
Equity Growth Fund Investor Class	505,103	778,903	358,549	4,591	51,260	522,085	12,629,239
Growth Fund Investor Class	272,764	3,741,177	180,223	(1,736)	—	401,073	11,021,497
Large Company Value Fund Investor Class	4,008,295	1,509,173	4,083,740	289,033	98,542	3,538,967	22,118,542
Mid Cap Value Fund Investor Class	1,188,763	850,428	453,831	1,392	66,828	1,218,950	15,834,159
Real Estate Fund Investor Class	251,478	609,087	30,893	622	8,761	276,436	6,371,846
Small Company Fund Investor Class	359,650	290,851	127,589	1,883	10,343	379,096	3,176,824
Vista Fund Investor Class(2)	262,284	379,129	174,999	(3,402)	—	274,301	4,742,672
Prime Money Market Fund Investor Class	67,594,361	5,297,410	330,935	—	1,762	72,560,836	72,560,836
International Bond Fund Investor Class	2,018,705	2,061,010	148,507	(963)	330,917	2,149,035	31,633,790

		$26,036,215	$7,371,704	$287,261	$1,173,257		$316,124,906

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 27, 2012